Summary of Significant Accounting Policies - Transaction Related to Notes Payable (Detail) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended					12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2013 Cortelco Systems Holding Corp [Member]	Oct. 31, 2012 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Former Shareholders [Member]	Jul. 31, 2012 Former Shareholders [Member]	Apr. 01, 2009 Former Shareholders [Member]	Jul. 31, 2013 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Apr. 01, 2009 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]
Note payable
Beginning fair value	$ 3,004,000				$ 3,004,000				$ 3,486,000	$ 3,504,000	$ 10,500,000	$ 3,486,000	$ 3,504,000	$ 11,000,000
Imputed interest	115,000				115,000				487,000	518,000		487,000	518,000
Change in estimates	(43,000)				(43,000)				(796,000)	(368,000)		(796,000)	(368,000)
Interest expense	72,000				72,000				(309,000)	150,000		(309,000)	150,000
Payments	(9,000)	(182,000)	(210,000)	(168,000)	(9,000)	(182,000)	(210,000)	(168,000)	(173,000)	(168,000)		(173,000)	(168,000)
Ending fair value	$ 3,076,000		$ 3,004,000		$ 3,076,000		$ 3,004,000		$ 3,004,000	$ 3,486,000	$ 10,500,000	$ 3,004,000	$ 3,486,000	$ 11,000,000